Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.8%
	CONSUMER DISCRETIONARY — 5.7%
128,655	Home Depot, Inc.	$47,150,771
179,589	McDonald's Corp.	56,098,216
		103,248,987
	CONSUMER STAPLES — 11.6%
741,189	Keurig Dr Pepper, Inc.	25,363,487
963,809	Mondelez International, Inc., Class A	65,394,441
334,832	PepsiCo, Inc.	50,204,710
418,017	Procter & Gamble Co.	71,238,457
		212,201,095
	ENERGY — 12.0%
290,241	Chevron Corp.	48,554,417
241,793	Exxon Mobil Corp.	28,756,441
688,937	Kinder Morgan, Inc.	19,655,373
208,569	ONEOK, Inc.	20,694,216
211,855	Phillips 66	26,159,855
1,269,856	Williams Cos., Inc.	75,886,595
		219,706,897
	FINANCIALS — 14.6%
114,604	CME Group, Inc.	30,403,295
158,376	Hartford Insurance Group, Inc.	19,595,862
219,172	JPMorgan Chase & Co.	53,762,892
252,040	Marsh & McLennan Cos., Inc.	61,505,321
226,035	PNC Financial Services Group, Inc.	39,730,172
234,037	Travelers Cos., Inc.	61,893,425
		266,890,967
	HEALTH CARE — 16.4%
415,382	AbbVie, Inc.	87,030,837
108,017	Eli Lilly & Co.	89,212,320
419,086	Johnson & Johnson	69,501,222
593,589	Merck & Co., Inc.	53,280,549
		299,024,928
	INDUSTRIALS — 12.1%
149,731	Automatic Data Processing, Inc.	45,747,312
115,031	Eaton Corp. PLC[1]	31,268,877
158,909	Fastenal Co.	12,323,393
52,970	General Dynamics Corp.	14,438,563
93,966	Illinois Tool Works, Inc.	23,304,508
65,864	Lockheed Martin Corp.	29,422,107
234,037	Paychex, Inc.	36,107,228
118,995	RTX Corp.	15,762,078

Bahl & Gaynor Income Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
56,948	Union Pacific Corp.	$13,453,395
		221,827,461
	MATERIALS — 1.8%
113,725	Air Products & Chemicals, Inc.	33,539,777
	REAL ESTATE — 2.9%
78,449	Prologis, Inc. - REIT	8,769,814
342,568	Realty Income Corp. - REIT	19,872,370
726,697	VICI Properties, Inc. - REIT	23,704,856
		52,347,040
	TECHNOLOGY — 14.2%
473,618	Broadcom, Inc.	79,297,862
187,842	Cisco Systems, Inc.	11,591,730
574,334	Corning, Inc.	26,293,011
245,988	Dell Technologies, Inc., Class C	22,421,806
489,636	HP, Inc.	13,558,021
126,020	Microsoft Corp.	47,306,648
130,850	QUALCOMM, Inc.	20,099,868
219,986	Texas Instruments, Inc.	39,531,484
		260,100,430
	UTILITIES — 7.5%
710,891	NextEra Energy, Inc.	50,395,063
862,817	PPL Corp.	31,156,322
473,781	Sempra	33,809,012
192,762	WEC Energy Group, Inc.	21,007,203
		136,367,600
	TOTAL COMMON STOCKS
	(Cost $1,137,917,113)	1,805,255,182
	SHORT-TERM INVESTMENTS — 1.1%
20,758,641	Fidelity Investments Money Market Treasury Portfolio - Class I 4.14%[2]	20,758,641
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,758,641)	20,758,641
	TOTAL INVESTMENTS — 99.9%
	(Cost $1,158,675,754)	1,826,013,823
	Other Assets in Excess of Liabilities — 0.1%	1,704,346
	TOTAL NET ASSETS — 100.0%	$1,827,718,169

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.